Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts [Text Block]
Schedule II - Valuation and Qualifying Accounts
(dollars in millions)

		Additions
	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions (a)	Translation	Balance at end of period

YEAR ENDED DECEMBER 31, 2013:
Allowance for doubtful accounts	$7.9	$14.2	$(0.5)	$(0.7)	$-	$20.9
Allowance for obsolete and excess inventory	$89.0	$28.3	$3.9	$(11.6)	$(0.6)	$109.0
YEAR ENDED DECEMBER 31, 2012:
Allowance for doubtful accounts	$9.9	$0.5	$0.2	$(2.6)	$(0.1)	$7.9
Allowance for obsolete and excess inventory	$81.9	$20.9	$(2.0)	$(12.3)	$0.5	$89.0
YEAR ENDED DECEMBER 31, 2011:
Allowance for doubtful accounts	$14.0	$1.0	$0.3	$(5.2)	$(0.2)	$9.9
Allowance for obsolete and excess inventory	$68.0	$18.8	$2.0	$(6.0)	$(0.9)	$81.9
___________
(a)	Write-offs of uncollectible receivables, deductions for collections of previously reserved receivables and write-offs of obsolete inventory.